Segment Information (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 Segment	Dec. 31, 2016 Segment	Dec. 31, 2016
Segment Reporting [Abstract]
Number of segments	3	3	3